Inventories - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Cost of inventories	€ 145,847	€ 175,236
Reversal of inventory write down	€ 5,667	€ 5,555	€ (11,417)